Consolidated statements of financial position - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 314	$ 1,572
Cash equivalents	6	0
Short-term investments	0	400
Trade and other receivables	4,474	4,489
Inventory	389	420
Contract assets	575	477
Contract costs	849	702
Prepaid expenses	379	259
Other current assets	414	524
Assets held for sale	7	80
Total current assets	7,407	8,923
Non-current assets
Contract assets	272	282
Contract costs	959	888
Property, plant and equipment	33,541	30,001
Intangible assets	17,234	16,786
Deferred tax assets	178	136
Investments in associates and joint ventures	396	341
Post-employment benefit assets	4,310	3,578
Other non-current assets	2,637	2,289
Goodwill	13,231	10,261
Total non-current assets	72,758	64,562
Total assets	80,165	73,485
Current liabilities
Trade payables and other liabilities	4,392	4,507
Contract liabilities	872	774
Interest payable	435	392
Dividends payable	425	933
Current tax liabilities	567	42
Debt due within one year	6,155	7,669
Liabilities held for sale	10	529
Total current liabilities	12,856	14,846
Non-current liabilities
Contract liabilities	374	350
Long-term debt	34,904	32,835
Deferred tax liabilities	6,105	5,244
Post-employment benefit obligations	1,151	1,204
Other non-current liabilities	1,465	1,646
Total non-current liabilities	43,999	41,279
Total liabilities	56,855	56,125
Commitments and contingencies
Equity attributable to BCE shareholders
Contributed surplus	1,308	1,278
Accumulated other comprehensive income (loss)	573	(159)
Deficit	(3,642)	(8,441)
Total equity attributable to BCE shareholders	23,020	17,071
Non-controlling interest	290	289
Total equity	23,310	17,360
Total liabilities and equity	80,165	73,485
Preferred shares
Equity attributable to BCE shareholders
Stated capital	3,288	3,533
Common shares
Equity attributable to BCE shareholders
Stated capital	$ 21,493	$ 20,860